OTHER OPERATING INCOME (EXPENSES) - Summary of other operating income (expenses) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OTHER OPERATING INCOME (EXPENSES)
Recovered expenses and fines	R$ 2,534,835	R$ 993,551	R$ 503,777
Provisions for labor, tax and civil contingencies (Note 20)	(1,066,022)	(673,905)	(625,480)
Net income from the FiBrasil operation, including goodwill write-off (note 1.c)	416,577
Other operating income, net	42,235	224,442	425,721
Total	1,927,625	544,088	304,018
Other operating income	2,993,647	1,419,113	929,498
Other operating expenses	R$ (1,066,022)	R$ (875,025)	R$ (625,480)